Investments: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$ 304	$ 304
Due after ten years	8,748	8,650
Residential mortgage-backed securities	1,598	1,713

Total debt securities	$ 10,650	$ 10,667